5. PRIOR YEAR RESTATEMENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
PRIOR YEAR RESTATEMENTS

NOTE 5 – PRIOR YEAR RESTATEMENTS

Initial 2011 Restatement

On May 23, 2012, the financial statements for the period from February 9, 2011 (inception) through December 31, 2011 have been restated as a result of two errors discovered subsequent to their original issuance. These errors are as follows:

● $87,668 of improperly deferred costs associated with the Eagle Ford Asset acquisition (as described in Note 8).

● $19,200 of improper intercompany profit eliminations related to intercompany transactions between Condor and the Company.

The impact on the previously reported balance sheet as of December 31, 2011 is as follows:

	As Reported	As Restated
Deferred costs	$199,496	$111,828
Total current assets	$704,815	$617,147
Equity method investment	$607,653	$588,453
Total assets	$3,045,496	$2,938,628
Accumulated deficit	$587,142	$694,010
Total stockholders’ equity	$995,121	$888,553

The impact on the previously reported loss from operations and net loss for the period from February 9, 2011 (Inception) through December 31, 2011 is as follows:

	As Reported	As Restated
Equity in loss of equity method investment	$(6,675)	$(25,875)
Loss from operations	$(560,457)	$(648,125)
Net loss	$(587,142)	$(694,010)

Second 2011 Restatement

On December 12, 2012, the financial statements, for the period from February 9, 2011 (inception) through December 31, 2011, subsequent to the initial restatement discussed above have been restated again to adjust the Company’s accounting for the fully vested non-forfeitable stock award issued to investor relations consultants as disclosed in Note 14. The Company originally recorded the $69,667 value of the award as a stock subscription receivable in the balance sheet as performance was not required until the Company had completed a reverse merger transaction, at which time the 18 month service period would commence. Because the award is fully vested and non-forfeitable and the Company has no ability to compel specific performance, the Company reconsidered its accounting for this transaction and concluded that the appropriate treatment should have been to expense the value of the award in full. These financial statements are being restated to reflect this change.

The impact on the previously reported balance sheet (after adjustment for the initial restatement discussed above) as of December 31, 2011 is as follows:

	As Reported	As Restated
Stock service receivable	$(69,667)	$-
Accumulated deficit	$(694,010)	$(763,677)
Total stockholders' equity	$888,553	$888,553

The impact on the previously reported loss from operations and net loss for the period from February 9, 2011 (Inception) through December 31, 2011 (after adjustment for the initial restatement discussed above) is as follows:

	As Reported	As Restated
Professional services	$205,200	$274,867
Loss from operation	$(648,125)	$(717,792)
Net loss	$(694,010)	$(763,677)

2012 Restatements

On April 11, 2013 the consolidated financial statements, for the period from January 1, 2012 through December 31, 2012, have been restated to properly classify the Company’s issuance of 122,812 shares of Series A preferred stock to a related party as subscription receivable rather than a note receivable.

In addition, the consolidated financial statements have been restated to properly present on the balance sheet and the statement of stockholders’ equity the classification of Series A Preferred Shares issued and outstanding; the par value and additional paid in capital for the 555,556 shares of Series A preferred stock presented outside of stockholders’ equity as the redemption of such shares is outside the control of the issuer.

The impact on the previously reported balance sheet as of December 31, 2012 is as follows:

	As Reported	As Restated
Notes receivable – related parties	$3,062,390	$2,786,064
Total assets	$11,423,050	$11,146,724
Series A convertible preferred stock	$20,371	$18,704
Additional paid in capital	$18,138,916	$18,140,583
Stock subscription receivable	$0	$(276,326)
Total stockholder’s equity	$(5,404,150)	$(5,127,824)
Total liabilities and stockholders' equity	$11,423,050	$11,146,724